Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Series A Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2019		$ 5	$ 75,170	$ (43,175)	$ 32,000
Balance, shares at Dec. 31, 2019		5,342,568
Impact of adoption of ASU 2016-13 new accounting standard for credit losses				(9)	(9)
Issuance of common stock under the promissory note			226		226
Issuance of common stock under the promissory note, shares		65,124
Issuance of Series A Convertible Preferred shares, net			4,313		4,313
Issuance of Series A Convertible Preferred shares, net, shares	200,000
Conversion of Series A Convertible Preferred Shares to common stock
Conversion of Series A Convertible Preferred Shares to common stock, shares	(18,525)	83,027
Preferred stock dividends				(71)	(71)
Net income (loss)				(6,900)	(6,900)
Balance at Dec. 31, 2020		$ 5	79,709	(50,155)	29,559
Balance, shares at Dec. 31, 2020	181,475	5,490,719
Issuance of common stock under the promissory note		$ 1	1,111		1,112
Issuance of common stock under the promissory note, shares		300,834
Issuance of Series A Convertible Preferred shares, net			5,563		5,563
Issuance of Series A Convertible Preferred shares, net, shares	308,487
Conversion of Series A Convertible Preferred Shares to common stock
Conversion of Series A Convertible Preferred Shares to common stock, shares	(40,289)	180,106
Preferred stock dividends				(537)	(537)
Net income (loss)				(12,338)	(12,338)
Issuance of common stock under the PIPE, net		$ 4	23,115		23,119
Issuance of common stock under the PIPE, net, shares		3,571,429
Common stock from exercise of warrants			202		202
Common stock from exercise of warrants, shares		36,125
Common stock issued for vessel acquisition		$ 1	2,171		2,172
Common stock issued for vessel acquisition, shares		1,034,751
Balance at Dec. 31, 2021		$ 11	111,871	(63,030)	48,852
Balance, shares at Dec. 31, 2021	449,673	10,613,964
Conversion of Series A Convertible Preferred Shares to common stock			(1)		(1)
Conversion of Series A Convertible Preferred Shares to common stock, shares	(200)	896
Preferred stock dividends				(871)	(871)
Net income (loss)				13,392	13,392
Cancellation of share
Cancellation of share, shares		(1,000)
Fractional shares settlement for reverse split			(1)		(1)
Fractional shares settlement for reverse split, shares		(540,000)
Balance at Dec. 31, 2022		$ 11	$ 111,869	$ (50,509)	$ 61,371
Balance, shares at Dec. 31, 2022	449,473	10,614,319